JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.6%
Alternative Assets — 0.9%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,735	46,024
Fixed Income — 45.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	122,404	1,263,212
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	86,081	623,228
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,601	53,326
JPMorgan High Yield Fund Class R6 Shares (a)	23,436	151,397
JPMorgan Income Fund Class R6 Shares (a)	33,436	285,880
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,762	81,831
Total Fixed Income		2,458,874
International Equity — 5.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,208	69,410
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,256	71,886
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,354	81,617
JPMorgan International Equity Fund Class R6 Shares (a)	3,486	70,978
Total International Equity		293,891
U.S. Equity — 33.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,695	163,950
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,903	301,622
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,203	200,485
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,530	71,849
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	24,680
JPMorgan Small Cap Value Fund Class R6 Shares (a)	958	24,479
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,626	415,263
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,631	199,687
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,027	248,679
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,386	166,518
Total U.S. Equity		1,817,212
Total Investment Companies (Cost $3,742,511)		4,616,001
Exchange-Traded Funds — 13.7%
Fixed Income — 3.0%
JPMorgan Limited Duration Bond ETF (a)	3,088	160,592
International Equity — 8.1%
JPMorgan Global Select Equity ETF (a)	2,218	130,722
JPMorgan International Research Enhanced Equity ETF (a)	4,797	305,645
Total International Equity		436,367
U.S. Equity — 2.6%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,576	144,212
Total Exchange-Traded Funds (Cost $591,256)		741,171

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $44,253)	44,253	44,253
Total Investments — 100.1% (Cost $4,378,020)		5,401,425
Liabilities in Excess of Other Assets — (0.1)%		(6,854)
NET ASSETS — 100.0%		5,394,571

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,401,425	$—	$—	$5,401,425

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,261,095	$95,684	$119,705	$(19,529)	$45,667	$1,263,212	122,404	$39,114	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	623,483	45,685	56,393	(10,242)	20,695	623,228	86,081	23,243	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	49,998	2,620	—	—	708	53,326	8,601	2,620	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	68,217	1,071	—	—	122	69,410	2,208	1,071	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,368	1,619	—	—	899	71,886	4,256	1,618	—
JPMorgan Equity Income Fund Class R6 Shares (a)	167,119	12,295	20,179	3,061	1,654	163,950	6,695	2,652	9,643
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	74,402	2,901	—	—	4,314	81,617	2,354	2,901	—
JPMorgan Global Select Equity ETF (a)	67,750	65,868	—	—	(2,896)	130,722	2,218	511	1,117
JPMorgan High Yield Fund Class R6 Shares (a)	148,778	8,453	7,681	(711)	2,558	151,397	23,436	8,453	—
JPMorgan Income Fund Class R6 Shares (a)	282,808	19,789	22,116	(2,390)	7,789	285,880	33,436	13,088	—
JPMorgan International Equity Fund Class R6 Shares (a)	67,415	2,058	—	—	1,505	70,978	3,486	2,058	—
JPMorgan International Research Enhanced Equity ETF (a)	291,140	21,823	14,390	1,104	5,968	305,645	4,797	8,249	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,421	8,090	22,740	7,577	(11,726)	301,622	3,903	685	3,113
JPMorgan Large Cap Value Fund Class R6 Shares (a)	172,312	32,200	—	—	(4,027)	200,485	10,203	2,244	17,620
JPMorgan Limited Duration Bond ETF (a)	158,121	—	—	—	2,471	160,592	3,088	5,288	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	73,692	9,318	5,020	72	(6,213)	71,849	1,530	—	5,562
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,651	2,467	—	—	1,713	81,831	8,762	2,467	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	153,779	—	9,029	2,637	(3,175)	144,212	2,576	1,481	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,375	2,422	—	—	(2,117)	24,680	485	146	2,276
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,158	1,792	7,228	891	(2,134)	24,479	958	234	1,559
JPMorgan U.S. Equity Fund Class R6 Shares (a)	491,307	32,335	91,942	52,777	(69,214)	415,263	17,626	2,377	23,479
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	203,713	20,184	8,977	902	(16,135)	199,687	2,631	783	11,893
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	56,151	257,993	269,891	—	—	44,253	44,253	2,062	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	282,677	17,822	44,656	14,901	(22,065)	248,679	6,027	2,176	12,947
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	43,863	1,664	—	—	497	46,024	4,735	1,664	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	165,826	16,298	17,891	2,940	(655)	166,518	4,386	2,958	13,339
Total	$5,426,619	$682,451	$717,838	$53,990	$(43,797)	$5,401,425		$130,143	$102,548

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of March 31, 2025.
*	Non-income producing security.